Related Parties	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Related Parties
13.	Related Parties

Accounts payable and accrued expenses due to related parties as of June 30, 2020 and December 31, 2019 consist of the following (in thousands):

	June 30, 2020	December 31, 2019
Affiliate fees	$59,651	$—
Alexander Bafer, Executive Chairman	256	$20
John Textor, Chief Executive Officer and affiliated companies	264	592
Other	9	53
Total	$60,180	$665

The Company has entered into affiliate distribution agreements with CBS Corporation and related entities, New Univision Enterprises, LLC, AMC Network Ventures, LLC, Viacom International, Inc. and Discovery, Inc. and related entities which are holders of the Company’s convertible preferred stock. AMC Networks Ventures, LLC is also the lender to the senior secured loan (see Note 14). The accrued fees payable under the affiliate distribution agreements are classified as accounts payables – due to related parties and accrued expenses – due to related parties in the accompanying condensed consolidated balance sheet. The aggregate affiliate distribution fees recorded to subscriber related expenses for related parties were $23.0 million and $0 for the three and six months ended June 30, 2020, respectively, and $0 for the three and six months ended June 30,2019, respectively.

On July 31, 2020, Alexander Bafer resigned as a member of the Company’s board of directors and as an executive officer of the Company. The amounts due to Mr. Bafer represent an unsecured, non-interest-bearing loan to the Company which is payable on demand.

On July 31, 2020, John Textor resigned as a member of the board of directors of the Company. Mr. Textor will continue as Head of Studio, which the Company has determined is not an executive officer position. The amounts due to Mr. Textor represent an unpaid compensation liability assumed in the acquisition of EAI.

The amounts due to other related parties also represent financing obligations assumed in the acquisition of EAI.

During the year ended December 31, 2019, the Company received a $300,000 advance (the “FaceBank Advance”) from FaceBank, Inc., a development stage company controlled by Mr. Textor. Mr. Textor is our current Head of Studio and, at the time of the transaction, was our Chief Executive Officer. During the quarter ended June 30, 2020, the Company repaid the FaceBank Advance in full to FaceBank, Inc. No further amounts are due and payable by the Company under the FaceBank Advance.

Notes Payable – Related Parties

On August 8, 2018, the Company assumed a $172,000 note payable due to a relative of the then-Chief Executive Officer, John Textor. The note has three-month roll-over provision and different maturity and repayment amounts if not fully paid by its due date and bears interest at 18% per annum. The Company has accrued default interest for additional liability in excess of the principal amount. The note was in default as of June 30, 2020. Accrued interest and penalties as of June 30, 2020 and December 31, 2019 related to this note was $0.5 million and $0.3 million, respectively, and were recognized as note payable – related parties on the accompanying condensed consolidated balance sheet. On August 3, 2020, the maturity date was extended to December 31, 2020 and is no longer in default.

Fubo TV Pre-Merger [Member]
Related Parties

12. Related Party Transactions

The Company has entered into affiliate distribution agreements with CBS Corporation and related entities, New Univision Enterprises, LLC, AMC Network Ventures, LLC, Viacom International, Inc. and Scripps Networks, LLC which are holders of the Company’s convertible preferred stock. AMC Networks Ventures, LLC is also the lender to the senior secured loan (see Note 7). The aggregate affiliate distribution fees recorded to subscriber related expenses for related parties were $24,111 and $11,074 for the three months ended March 31, 2020 and 2019, respectively and the corresponding amounts payable to these related parties as of March 31, 2020 and December 31, 2019 are $48,920 and $33,264, respectively.

12. Related Party Transactions

The Company has entered into affiliate distribution agreements with CBS Corporation and related entities, New Univision Enterprises, LLC, AMC Network Ventures, LLC, Viacom International, Inc. and Scripps Networks, LLC which are holders of the Company’s convertible preferred stock. AMC Networks Ventures, LLC is also the lender to the senior secured loan (see footnote 7). The aggregate affiliate distribution fees recorded to subscriber related expenses for related parties were $53,310 and $38,666 for the years ended December 31, 2019 and 2018, respectively and the corresponding amounts payable to these related parties as of December 31, 2019 and 2018 are included in the accompanying consolidated balance sheet as Accrued expenses and other current liabilities – due to related parties.